EQUITY	12 Months Ended
Dec. 31, 2011
EQUITY
NOTE 11:	EQUITY

a.	The common shares of the Company are traded on the Tel-Aviv Stock Exchange and on the NASDAQ.

Common shares confer upon their holders voting rights, the right to receive cash dividends and the right to share in excess assets upon liquidation of the Company.

b.	Stock option plans:

In April 2009, the Company's Board of Directors approved a re-pricing of some of the Company's stock options held by Company's management. As a result of the re-pricing, 1,985,650 stock options at an exercise price range of $ 1.74 to $ 5.30 were re-priced to 1,554,627 stock options at an exercise price of $ 1.50 per share (925,870 stock options out of the 1,554,627 are at market conditions (a kick-in feature of $ 2.10 market price)). The Company accounted for the re-pricing of the options above in accordance with ASC 718, as a modification. The Company used the Black-Scholes valuation model to calculate the incremental fair value for the re-priced options, except for the options with market conditions, for which a Binominal model was used. In addition, the expected term of the options before the re-pricing was calculated using the Binomial model. Since there was no incremental value as a result of the modification, no additional expense was recorded in respect of the re-pricing of the respective options.

In 2011, in connection with the acquisition of IDIT and FIS, the Company's board of directors approved its 2011 Share Incentive Plan (the “2011 Plan”) pursuant to which the Company's employees, directors, officers, consultants, advisors, suppliers, business partner, customer and any other person or entity whose services are considered valuable are eligible to receive awards of share options, restricted shares, restricted share units and other share-based awards. The number of Common Shares available under the 2011 Plan was set at 4,000,000. Upon the approval of the 2011 Plan, the board of directors determined that no further awards would be issued under the Company's previously existing share incentive plans.

Pursuant to the terms of the acquisitions of IDIT and FIS, the Company replaced unvested options with Sapiens options, based on the agreed exchange ratio applicable to the purchase of the outstanding shares of IDIT and FIS, respectively. Each replaced option is subject to the same terms and conditions, including vesting and timing of exercisability, as applied to any such option immediately prior to the acquisition.

As of December 31, 2011 1,581,927 common shares of the Company were available for future grant under the 2011 Plan. Any option granted under the 2011 Plan which are forfeited or cancelled before expiration, will become available for future grant under the 2011 Plan.

A summary of the stock option activities in 2011 is as follows:

	Year ended December 31, 2011
	Amount of options	Weighted average exercise price	Weighted average remaining contractual life (in years)	Aggregate intrinsic value

Outstanding at January 1, 2011	2,945,772	$1.65	4.70	$2,026
Granted with respect to IDIT and FIS acquisition (Note 1)	1,938,844	2.09
Granted	491,000	3.29
Exercised	(135,796)	1.69
Expired and forfeited	(52,674)	1.54

Outstanding at December 31, 2011	5,187,146	1.97	4.56	19,609

Exercisable at December 31, 2011	3,688,079	1.81	4.22	7,307

In 2009, 2010 and 2011, the Company granted 292,012, 789,000 and 2,429,844 stock options to employees and directors, respectively.

The weighted average grant date fair values of the options granted during the years ended December 31, 2009, 2010 and 2011 were $ 0.59, $ 1.08 and $ 2.25, respectively.

The total intrinsic value of options exercised during the years ended December 31, 2010 and 2011 was $ 16 and $ 253, respectively. No options were exercise during 2009.

The options outstanding under the Company's stock option plans as of December 31, 2011 have been separated into ranges of exercise price as follows:

					Weighted
	Options	Weighted		Options	Average
	outstanding	average	Weighted	Exercisable	Exercise
	as of	remaining	average	as of	price of
Ranges of	December 31,	contractual	exercise	December 31,	Options
exercise price	2011	Term	price	2011	Exercisable
		(Years)	$		$

$0.38	25,922	0.25	0.38	25,922	0.38
$0.83	220,710	4.38	0.83	220,710	0.83
$1-1.5	1,957,357	3.56	1.46	1,798,671	1.48
$1.55-1.68	451,830	3.45	1.61	208,080	1.63
$1.74-1.91	782,287	5.03	1.80	664,579	1.81
$2.00-2.25	471,750	4.19	2.20	134,250	2.20
$2.31-2.63	517,387	8.69	2.53	366,964	2.52
$3.00-3.75	676,487	5.11	3.38	185,487	3.63
$4.06-4.84	67,016	4.39	4.22	67,016	4.22
$5.00-5.30	16,400	0.17	5.28	16,400	5.28

	5,187,146	4.56	1.97	3,688,079	1.81

c.	The total stock-based compensation expenses related to all of the Company's equity-based awards recognized for the years ended December 31, 2009, 2010 and 2011 was, $ 259, $ 412 and $ 336, respectively. The total stock-based compensation expenses were recorded as Selling, marketing, general and administration expenses.

d.	See Note 1d regarding shares and related put options issued to Harcase's former shareholders.

As of December 31, 2011, there was $ 2,000 of total unrecognized compensation cost related to non-vested options granted under the Plan and the Special Plan, which is expected to be recognized over a period of up to four years.

e.	Warrants:

The following table summarizes information regarding outstanding warrants to purchase Common shares of the Company as of December 31, 2011:

Warrants to Common shares	Weighted average exercise price per share	Warrants exercisable	Exercisable through

1,000,000	$3.82	1,000,000	August 2014
11,000	$2.00	11,000	May 2015
17,000	$2.24	17,000	February 2015

1,028,000	$3.77	1,028,000